September 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Massachusetts Mutual Variable Annuity Separate Account 4

File No. 811-08619, CIK 0001052766

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/25/2011
American Funds Insurance Series	0000729528	8/31/2011
Variable Insurance Products Fund II	0000831016	8/22/2011
ING Investors Trust	0000837276	9/2/2011
MML Series Investment Fund	0000067160	8/29/2011
MML Series Investment Fund II	0001317146	8/29/2011
Oppenheimer Variable Account Funds	0000752737	8/24/2011
Panorama Series Fund, Inc.	0000355411	8/23/2011
PIMCO Variable Insurance Trust	0001047304	8/31/2011

/s/ Richard J. Byrne
Richard J. Byrne
Vice President
Massachusetts Mutual Life Insurance Company